September 18, 2006




VIA EDGAR LINK
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

	Re:	Symetra Variable Account SL (811-04909)


Dear Commissioners:

	On behalf of Symetra Life Insurance Company and the Symetra
Variable Account SL, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semi-annual report for the period ending June 30, 2006 has been transmitted to contract owners accordingly.

	We incorporate by reference the following annual report for the underlying funds:

		Filer/Entity:  AIM Variable Insurance Funds
		Registration No.:  811-075452
		CIK No.: 0000896435
		Accession No.:  0000950129-06-008193
		Date of Filing: 08/28/2006

		Filer/Entity: American Century Variable Portfolios Inc. Registration No.: 811-05188
		CIK No.:  0000814680
		Accession No.:  0000814680-06-000051
		Date of Filing:  08/29/2006

		Filer/Entity:  Dreyfus Investment Portfolios
		Registration No.:  811-08673
		CIK No.:  001056707
		Accession No.:  0001056707-06-000014
		Date of Filing:  08/18/2006

		Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc. Registration No.: 811-07044
		CIK No.:  0000890064
		Accession No.:  0000890064-06-000012
		Date of Filing:  08/22/2006

		Filer/Entity:  Dreyfus Stock Index Fund Inc.
		Registration No.:  811-05719
		CIK No.:  0000846800
		Accession No.:  0000846800-06-000013
		Date of Filing:  08/21/2006

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		Filer/Entity:  Dreyfus Variable Investment Fund
		Registration No.:  811-05125
		CIK No.:  0000813383
		Accession No.:  0000813383-06-000017
		Date of Filing:  08/25/2006

		Filer/Entity:  DWS Variable Series I
		Registration No.:  811-04257
		CIK No.:  0000764797
		Accession No.:  0000088053-06-000931
		Date of Filing:  08/29/2006

		Filer/Entity:  Federated Insurance Series
		Registration No.:  811-08042
		CIK No.:  0000912577
		Accession No.:  0001318148-06-000007
		Date of Filing:  08/01/2006

		Filer/Entity:  Franklin Templeton Variable Insurance
                               Products Trust
		Registration No.:  811-05583
		CIK No.: 0000837274
		Accession No.:  0000837274-06-000016
		Date of Filing:  08/29/2006

		Filer/Entity:  ING Investors Trust
		Registration No.:  811-05629
		CIK No.:  0000837276
		Accession No.:  0001193805-06-002169
		Date of Filing:  08/29/2006

		Filer/Entity:  ING VP Natural Resources Trust
		Registration No.:  811-05710
		CIK No.:  0000844070
		Accession No.:  0001193805-06-002181
		Date of Filing:  08/29/2006

		Filer/Entity:  JP Morgan Series Trust II
		Registration No.:  811-08212
		CIK No.:  0000916118
		Accession No.:  0001325358-06-000393
		Date of Filing:  08/28/2006

		Filer/Entity:  Pioneer Variable Contracts Trust
		Registration Statement:  811-08786
		CIK No.:  0000930709
		Accession No.:  000093709-06-000078
		Date of Filing:  08/29/2006

		Filer/Entity:  PIMCO Variable Insurance Trust
		Registration No.:  811-08399
		CIK No.:  0001047304
		Accession No.:  0001325358-06-000445
		Date of Filing:  08/29/2006

		Filer/Entity:  DWS Variable Series II
		Registration No.:  811-05002
		CIK No.:  0000810573
		Accession No.:  0000088053-06-000940
		Date of Filing:  08/24/2006

		Filer/Entity:  Variable Insurance Product Fund
		Registration No.:  811-03329
		CIK No.:  0000356494
		Accession No.:  0000803013-06-000019
		Date of Filing:  08/29/2006

		Filer Entity:  Wanger Advisors Trust
		Registration No.:  811-08748
		CIK No.:  0000929521
		Accession No.:  0000773757-06-000155
		Date of Filing:  08/29/2006

If you have any questions regarding this filing, please contact me at (425) 256-8021.

						Sincerely,

						/s/George C. Pagos

						George C. Pagos
						Vice President and General Counsel